Property, Equipment and Software, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment [Abstract]
Schedule of Property, Equipment and Software, Net

Property, equipment and software, net consist of the following:

	As of December 31,
	2017	2018
	US$’000	US$’000
Computer and electronic equipment	5,310	6,243
Leasehold improvements	3,209	3,830
Vehicle	2,085	1,384
Software	1,230	1,593
Office furniture and equipment	574	810
Total	12,408	13,860
Less: Accumulated depreciation	(6,578)	(8,284)
Property, equipment and software, net	5,830	5,576